UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09081

Morgan Stanley International Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York        10036

(Address of principal executive offices)        (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Item 1.     Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited)

NUMBER OF SHARES		VALUE

	Common Stocks (86.6%)

	Australia (5.8%)
	Beverages
970	Coca-Cola Amatil Ltd.	$11,894
1,221	Treasury Wine Estates Ltd.	4,498

		16,392

	Biotechnology
511	CSL Ltd.	16,888

	Capital Markets
2,338	Macquarie Group Ltd.	63,295

	Chemicals
5,007	DuluxGroup Ltd. (a)	15,150
20,543	Incitec Pivot Ltd.	70,008
4,518	Orica Ltd.	118,714

		203,872

	Commercial Banks
29,630	Australia & New Zealand Banking Group Ltd.	673,488
8,839	Commonwealth Bank of Australia (a)	475,390
12,157	National Australia Bank Ltd. (a)	307,819
15,622	Westpac Banking Corp. (a)	350,775

		1,807,472

	Commercial Services & Supplies
1,772	Brambles Ltd.	13,677

	Construction & Engineering
425	Leighton Holdings Ltd.	10,572

	Construction Materials
5,661	Boral Ltd. (a)	24,280
3,522	James Hardie Industries SE CDI	26,511

		50,791

	Containers & Packaging
10,222	Amcor Ltd.	76,399

	Diversified Financial Services
1,012	ASX Ltd.	32,221

	Diversified Telecommunication Services
3,853	Telstra Corp, Ltd.	13,621

	Food & Staples Retailing
733	Wesfarmers Ltd.	23,579
1,629	Woolworths Ltd.	42,873

		66,452

	Health Care Providers & Services
310	Sonic Healthcare Ltd.	3,696

	Hotels, Restaurants & Leisure
838	Echo Entertainment Group Ltd. (b)	3,212
857	TABCORP Holdings Ltd.	2,647

		5,859

	Industrial Conglomerates
1,257	CSR Ltd. (a)	2,736

	Insurance
18,519	AMP Ltd.	83,951
15,201	Insurance Australia Group Ltd.	46,962
7,166	QBE Insurance Group Ltd.	87,185
8,235	Suncorp Group Ltd.	73,526

		291,624

Morgan Stanley International Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

	Metals & Mining
19,416	Alumina Ltd.	$26,385
40,753	BHP Billiton Ltd.	1,621,588
16,462	Fortescue Metals Group Ltd. (a)	88,258
15,761	Newcrest Mining Ltd.	564,225
11,038	OneSteel Ltd.	8,672
3,591	OZ Minerals Ltd.	41,593
3,431	Rio Tinto Ltd. (a)	251,917
1,930	Sims Metal Management Ltd.	30,837

		2,633,475

	Multi-Utilities
881	AGL Energy Ltd.	13,646

	Oil, Gas & Consumable Fuels
773	Caltex Australia Ltd.	10,447
1,594	Origin Energy Ltd.	23,286
916	Santos Ltd.	13,089
840	Woodside Petroleum Ltd.	30,508

		77,330

	Real Estate Investment Trusts (REITs)
13,129	GPT Group REIT (Stapled Securities) (c)	43,070
21,898	Stockland REIT (Stapled Securities) (c)(d)	78,113
12,064	Westfield Group REIT (Stapled Securities) (c)(d)	108,866
21,100	Westfield Retail Trust REIT	56,674

		286,723

	Transportation Infrastructure
1,444	Transurban Group (Stapled Securities) (c)	8,416

	Total Australia	5,695,157

	Austria (0.4%)
	Commercial Banks
3,697	Erste Group Bank AG	81,194
1,070	Raiffeisen Bank International AG (a)	36,390

		117,584

	Diversified Telecommunication Services
8,605	Telekom Austria AG	100,289

	Electric Utilities
1,397	Verbund AG (a)	37,954

	Insurance
773	Vienna Insurance Group AG Wiener Versicherung Gruppe	33,367

	Metals & Mining
3,006	Voestalpine AG	98,556

	Oil, Gas & Consumable Fuels
1,682	OMV AG	55,146

	Total Austria	442,896

	Belgium (0.7%)
	Beverages
6,218	Anheuser-Busch InBev N.V.	377,026
2,742	Anheuser-Busch InBev N.V. VVPR (b)	4

		377,030

	Chemicals
673	Solvay SA, Class A	66,367
1,595	Umicore SA	74,159

		140,526

	Diversified Financial Services
979	Groupe Bruxelles Lambert SA	70,944

	Diversified Telecommunication Services
1,903	Belgacom SA	59,405

Morgan Stanley International Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

	Insurance
5,238	Ageas	$10,887

	Pharmaceuticals
1,255	UCB SA	51,038

	Wireless Telecommunication Services
365	Mobistar SA	18,255

	Total Belgium	728,085

	Brazil (0.1%)
	Commercial Banks
2,600	Banco do Brasil SA	40,461

	Food Products
4,428	BRF - Brasil Foods SA	87,688

	Road & Rail
3,200	All America Latina Logistica SA (Units) (d)	18,407

	Total Brazil	146,556

	Canada (1.4%)
	Metals & Mining
1,500	Agnico-Eagle Mines Ltd.	56,233
8,700	Barrick Gold Corp.	429,143
1,500	Centerra Gold, Inc.	29,695
4,900	Eldorado Gold Corp. (a)	74,230
1,200	Franco-Nevada Corp.	54,214
6,900	Goldcorp, Inc.	333,749
3,300	IAMGOLD Corp.	55,060
9,900	Kinross Gold Corp.	111,865
3,900	New Gold, Inc. (b)	45,663
3,100	Osisko Mining Corp. (b)	36,976
6,700	Yamana Gold, Inc.	115,932

	Total Canada	1,342,760

	China (0.0%)
	Household Durables
57	Skyworth Digital Holdings Ltd. (e)	25

	Transportation Infrastructure
1	China Merchants Holdings International Co., Ltd. (e)	3

	Total China	28

	Denmark (1.1%)
	Chemicals
5,165	Novozymes A/S, Class B	145,407

	Diversified Telecommunication Services
2,971	TDC A/S	23,158

	Electrical Equipment
2,012	Vestas Wind Systems A/S (b)	22,693

	Marine
24	AP Moller - Maersk A/S, Class B	176,854

	Pharmaceuticals
5,598	Novo Nordisk A/S, Class B	661,908

	Road & Rail
2,395	DSV A/S	48,925

	Total Denmark	1,078,945

	Finland (1.0%)
	Communications Equipment
55,483	Nokia Oyj	277,090

	Diversified Telecommunication Services
1,196	Elisa Oyj (a)	25,156

	Electric Utilities
7,027	Fortum Oyj	154,420

Morgan Stanley International Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

	Food & Staples Retailing
2,234	Kesko Oyj, Class B	$78,840

	Insurance
3,148	Sampo Oyj, Class A	82,931

	Machinery
1,414	Kone Oyj, Class B	76,980
1,494	Metso Oyj	65,076
1,351	Wartsila Oyj	45,522

		187,578

	Oil, Gas & Consumable Fuels
1,510	Neste Oil Oyj	16,947

	Paper & Forest Products
6,572	Stora Enso Oyj, Class R	46,765
5,427	UPM-Kymmene Oyj	69,568

		116,333

	Total Finland	939,295

	France (4.9%)
	Aerospace & Defense
983	European Aeronautic Defense and Space Co. N.V.	33,019
734	Safran SA	22,870
566	Thales SA	19,364

		75,253

	Auto Components
497	Cie Generale des Etablissements Michelin, Class B	34,000

	Automobiles
699	Peugeot SA	12,887
479	Renault SA	20,404

		33,291

	Beverages
567	Pernod-Ricard SA	54,431

	Building Products
1,382	Cie de St-Gobain	61,499

	Chemicals
1,314	Air Liquide SA	165,381

	Commercial Banks
2,751	BNP Paribas SA	116,482
2,976	Credit Agricole SA	18,339
1,534	Societe Generale SA	40,863

		175,684

	Commercial Services & Supplies
1,030	Edenred	25,006
218	Societe BIC SA	19,425

		44,431

	Communications Equipment
13,164	Alcatel-Lucent (a)(b)	23,401

	Construction & Engineering
2,794	Bouygues SA	86,817
2,109	Vinci SA	97,823

		184,640

	Construction Materials
340	Imerys SA	18,932
2,700	Lafarge SA	109,996

		128,928

	Diversified Financial Services
226	Eurazeo	9,841

	Diversified Telecommunication Services
8,331	France Telecom SA	124,938

Morgan Stanley International Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

5,803	Vivendi SA	$121,450

		246,388

	Electric Utilities
714	EDF SA	16,456

	Electrical Equipment
3,631	Alstom SA	138,401
186	Legrand SA	6,416
3,035	Schneider Electric SA	188,492

		333,309

	Energy Equipment & Services
3,712	Cie Generale de Geophysique-Veritas (b)	103,519
1,559	Technip SA	146,255

		249,774

	Food & Staples Retailing
3,825	Carrefour SA	87,307
786	Casino Guichard Perrachon SA	69,913

		157,220

	Food Products
4,443	Danone	274,223

	Health Care Equipment & Supplies
967	Cie Generale d’Optique Essilor International SA	70,834

	Hotels, Restaurants & Leisure
1,030	Accor SA	31,298
564	Sodexo (a)	41,859

		73,157

	Information Technology Services
361	Atos	18,142
1,505	Cap Gemini SA	54,944

		73,086

	Insurance
5,354	AXA SA	81,273
1,997	CNP Assurances	26,918
971	SCOR SE	24,431

		132,622

	Machinery
361	Vallourec SA	24,380

	Media
1,112	Lagardere SCA	31,607
642	Publicis Groupe SA	32,297
3,568	Societe Television Francaise 1	39,251

		103,155

	Metals & Mining
5,195	ArcelorMittal	104,546

	Multi-Utilities
5,571	GDF Suez	151,208
1,441	Suez Environnement Co.	18,446
2,175	Veolia Environnement SA	24,717

		194,371

	Multiline Retail
546	PPR	85,918

	Office Electronics
281	Neopost SA (a)	19,848

	Oil, Gas & Consumable Fuels
13,746	Total SA	726,500

	Personal Products
242	L’Oreal SA	25,739

Morgan Stanley International Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

	Pharmaceuticals
7,030	Sanofi	$519,275

	Real Estate Investment Trusts (REITs)
244	Fonciere Des Regions REIT	16,127
196	Gecina SA REIT	18,713
200	ICADE REIT (a)	16,288
708	Klepierre REIT	21,259
815	Unibail-Rodamco SE REIT	156,498

		228,885

	Semiconductors & Semiconductor Equipment
4,447	STMicroelectronics N.V.	29,550

	Software
402	Dassault Systemes SA	33,328

	Textiles, Apparel & Luxury Goods
91	Hermes International (a)	31,627
316	LVMH Moet Hennessy Louis Vuitton SA	51,089

		82,716

	Total France	4,796,060

	Germany (5.5%)
	Air Freight & Logistics
5,779	Deutsche Post AG (Registered)	96,002

	Airlines
1,432	Deutsche Lufthansa AG (Registered)	19,790

	Auto Components
205	Continental AG (b)	16,376

	Automobiles
2,079	Bayerische Motoren Werke AG	177,824
3,739	Daimler AG (Registered)	206,612
642	Porsche Automobil Holding SE (Preference)	39,360
478	Volkswagen AG	77,218
484	Volkswagen AG (Preference)	85,689

		586,703

	Capital Markets
4,803	Deutsche Bank AG (Registered)	203,461

	Chemicals
4,721	BASF SE	362,985
1,254	K+S AG (Registered)	59,797
597	Lanxess AG	38,885
503	Linde AG	79,809

		541,476

	Commercial Banks
3,658	Commerzbank AG (b)	8,751

	Construction & Engineering
673	Hochtief AG	43,400

	Diversified Financial Services
334	Deutsche Boerse AG (b)	19,660

	Diversified Telecommunication Services
15,622	Deutsche Telekom AG (Registered)	175,694

	Electric Utilities
10,627	E.ON AG	227,206

	Food & Staples Retailing
2,199	Metro AG	84,595

	Health Care Providers & Services
2,316	Celesio AG	44,639
1,900	Fresenius Medical Care AG & Co. KGaA	135,573

		180,212

Morgan Stanley International Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

	Household Products
513	Henkel AG & Co. KGaA (Preference)	$31,639

	Industrial Conglomerates
12,213	Siemens AG (Registered)	1,152,452

	Insurance
2,792	Allianz SE (Registered)	306,993
1,154	Muenchener Rueckversicherungs AG (Registered)	150,345

		457,338

	Machinery
1,427	GEA Group AG	45,834
103	MAN SE	10,827

		56,661

	Media
600	Axel Springer AG	28,132
1,158	ProSiebenSat.1 Media AG	27,174

		55,306

	Metals & Mining
2,014	ThyssenKrupp AG	57,088

	Multi-Utilities
1,713	RWE AG	65,518
186	RWE AG (Preference)	6,627

		72,145

	Personal Products
439	Beiersdorf AG	26,357

	Pharmaceuticals
8,281	Bayer AG (Registered)	579,943
253	Merck KGaA	26,395

		606,338

	Software
10,594	SAP AG	640,077

	Textiles, Apparel & Luxury Goods
377	Adidas AG	27,162

	Total Germany	5,385,889

	Hong Kong (0.0%)
	Diversified Financial Services
56	Hong Kong Exchanges and Clearing Ltd.	972

	Real Estate Management & Development
45	Henderson Land Development Co., Ltd.	244

	Total Hong Kong	1,216

	India (0.0%)
	Oil, Gas & Consumable Fuels
971	Cairn Energy PLC (b)	4,312

	Indonesia (0.3%)
	Automobiles
5,500	Astra International Tbk PT	48,270

	Commercial Banks
34,500	Bank Central Asia Tbk PT	30,701
8,500	Bank Danamon Indonesia Tbk PT	4,278
26,500	Bank Mandiri Tbk PT	19,750
22,500	Bank Negara Indonesia Persero Tbk PT	9,072
32,000	Bank Rakyat Indonesia Persero Tbk PT	24,383

		88,184

	Construction Materials
4,000	Indocement Tunggal Prakarsa Tbk PT	7,542
10,500	Semen Gresik Persero Tbk PT	13,198

		20,740

Morgan Stanley International Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

	Diversified Telecommunication Services
28,000	Telekomunikasi Indonesia Tbk PT	$21,335

	Food Products
24,500	Charoen Pokphand Indonesia Tbk PT	6,813
13,500	Indofood Sukses Makmur Tbk PT	7,208

		14,021

	Gas Utilities
31,000	Perusahaan Gas Negara Tbk PT	11,638

	Household Products
4,000	Unilever Indonesia Tbk PT	8,721

	Machinery
4,833	United Tractors Tbk PT	15,241

	Oil, Gas & Consumable Fuels
30,200	Adaro Energy Tbk PT	6,147
52,500	Bumi Resources Tbk PT	14,892
1,300	Indo Tambangraya Megah Tbk PT	5,307
2,500	Tambang Batubara Bukit Asam Tbk PT	5,603

		31,949

	Pharmaceuticals
15,000	Kalbe Farma Tbk PT	5,881

	Tobacco
2,000	Gudang Garam Tbk PT	12,681

	Total Indonesia	278,661

	Ireland (0.0%)
	Construction Materials
508	CRH PLC	10,060

	Italy (0.3%)
	Diversified Financial Services
1,557	Exor SpA	35,946

	Electric Utilities
6,585	Enel SpA	26,926

	Energy Equipment & Services
2,923	Saipem SpA	136,802

	Oil, Gas & Consumable Fuels
4,024	ENI SpA	88,955

	Total Italy	288,629

	Japan (f) (20.3%)
	Air Freight & Logistics
3,435	Yamato Holdings Co., Ltd.	56,829

	Auto Components
1,700	Aisin Seiki Co., Ltd.	53,708
12,500	Bridgestone Corp.	285,030
10,200	Denso Corp.	303,110
2,059	NGK Spark Plug Co., Ltd.	25,420
3,800	Stanley Electric Co., Ltd.	58,381
1,600	Toyota Boshoku Corp. (a)	17,276
1,200	Toyota Industries Corp.	34,416

		777,341

	Automobiles
18,009	Honda Motor Co., Ltd.	629,913
25,605	Nissan Motor Co., Ltd.	241,538
2,800	Suzuki Motor Corp.	63,847
15,555	Toyota Motor Corp.	573,466
700	Yamaha Motor Co., Ltd. (a)	9,257

		1,518,021

	Beverages
2,800	Asahi Group Holdings Ltd.	61,900

Morgan Stanley International Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

5,000	Kirin Holdings Co., Ltd.	$61,270

		123,170

	Building Products
10,500	Asahi Glass Co., Ltd.	85,548
2,900	Daikin Industries Ltd.	84,086
2,262	JS Group Corp.	46,771
6,500	Nippon Sheet Glass Co., Ltd. (a)	13,133
4,500	TOTO Ltd.	36,664

		266,202

	Capital Markets
28,000	Daiwa Securities Group, Inc. (a)	100,656
19,050	Nomura Holdings, Inc.	69,732
186	SBI Holdings, Inc. (a)	14,056

		184,444

	Chemicals
15,000	Asahi Kasei Corp.	94,857
3,000	Daicel Corp.	18,814
8,546	Denki Kagaku Kogyo KK	33,749
2,408	JSR Corp.	49,222
5,000	Kaneka Corp. (a)	27,945
4,556	Kuraray Co., Ltd.	66,170
19,500	Mitsubishi Chemical Holdings Corp.	109,499
9,500	Mitsui Chemicals, Inc.	30,038
2,400	Nitto Denko Corp.	85,143
5,697	Shin-Etsu Chemical Co., Ltd.	295,987
12,000	Showa Denko KK (a)	26,135
16,000	Sumitomo Chemical Co., Ltd. (a)	64,445
13,608	Teijin Ltd.	44,098
14,000	Toray Industries, Inc. (a)	105,064
11,000	Tosoh Corp.	31,029

		1,082,195

	Commercial Banks
3,000	Bank of Kyoto Ltd. (The) (a)	25,859
14,000	Bank of Yokohama Ltd. (The)	64,839
7,000	Chiba Bank Ltd. (The) (a)	43,348
8,000	Fukuoka Financial Group, Inc.	34,112
17,000	Hokuhoku Financial Group, Inc.	33,902
8,000	Joyo Bank Ltd. (The) (a)	35,371
73,260	Mitsubishi UFJ Financial Group, Inc. (g)	335,447
178,600	Mizuho Financial Group, Inc.	269,470
9,000	Nishi-Nippon City Bank Ltd. (The)	26,332
3,900	Resona Holdings, Inc.	17,346
17,500	Shinsei Bank Ltd.	19,745
7,000	Shizuoka Bank Ltd. (The) (a)	71,818
10,100	Sumitomo Mitsui Financial Group, Inc.	321,340
55,623	Sumitomo Mitsui Trust Holdings, Inc.	173,685
1,000	Suruga Bank Ltd.	8,895

		1,481,509

	Commercial Services & Supplies
5,500	Dai Nippon Printing Co., Ltd. (a)	59,171
2,485	Secom Co., Ltd.	116,229
6,000	Toppan Printing Co., Ltd. (a)	48,019

		223,419

	Computers & Peripherals
33,000	Fujitsu Ltd.	176,214
29,500	NEC Corp. (b)	58,830
4,400	Seiko Epson Corp. (a)	56,111
41,026	Toshiba Corp.	173,857

		465,012

Morgan Stanley International Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

	Construction & Engineering
7,546	JGC Corp.	$207,807
12,000	Kajima Corp. (a)	40,619
9,571	Obayashi Corp.	46,210
9,000	Shimizu Corp. (a)	41,210
14,000	Taisei Corp.	38,756

		374,602

	Consumer Finance
1,600	Credit Saison Co., Ltd.	32,558

	Containers & Packaging
2,517	Toyo Seikan Kaisha Ltd.	37,283

	Diversified Consumer Services
854	Benesse Holdings, Inc.	39,776

	Diversified Financial Services
290	ORIX Corp. (a)	27,128

	Diversified Telecommunication Services
1,900	Nippon Telegraph & Telephone Corp.	94,975

	Electric Utilities
2,500	Chubu Electric Power Co., Inc.	45,985
3,800	Kansai Electric Power Co., Inc. (The)	61,173
1,600	Kyushu Electric Power Co., Inc.	22,986
2,900	Tohoku Electric Power Co., Inc. (a)	27,357

		157,501

	Electrical Equipment
7,500	Furukawa Electric Co., Ltd.	19,975
5,000	GS Yuasa Corp. (a)	29,454
1,200	Mabuchi Motor Co., Ltd. (a)	51,404
25,552	Mitsubishi Electric Corp.	229,304
904	Nidec Corp.	86,581
5,600	Sumitomo Electric Industries Ltd.	67,447
800	Ushio, Inc.	11,661

		495,826

	Electronic Equipment, Instruments & Components
5,150	Citizen Holdings Co., Ltd.	31,284
7,900	FUJIFILM Holdings Corp.	187,291
500	Hirose Electric Co., Ltd. (a)	48,019
38,000	Hitachi Ltd.	212,385
4,800	Hoya Corp.	101,769
2,600	Ibiden Co., Ltd.	53,044
847	Keyence Corp.	211,028
2,900	Kyocera Corp.	247,310
2,200	Murata Manufacturing Co., Ltd.	125,990
7,500	Nippon Electric Glass Co., Ltd.	65,337
4,604	Omron Corp.	92,841
1,552	TDK Corp.	74,016
3,450	Yokogawa Electric Corp. (a)(b)	34,084

		1,484,398

	Food & Staples Retailing
1,299	FamilyMart Co., Ltd.	52,577
3,400	Seven & I Holdings Co., Ltd.	95,728

		148,305

	Food Products
1,600	Yakult Honsha Co., Ltd. (a)	49,037

	Gas Utilities
8,000	Osaka Gas Co., Ltd.	32,118
10,000	Tokyo Gas Co., Ltd.	46,182

		78,300

	Health Care Equipment & Supplies
1,300	Sysmex Corp.	42,912

Morgan Stanley International Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

2,850	Terumo Corp.	$136,667

		179,579

	Hotels, Restaurants & Leisure
650	Oriental Land Co., Ltd. (a)	69,076

	Household Durables
5,050	Casio Computer Co., Ltd. (a)	29,682
26,800	Panasonic Corp.	216,946
7,072	Sekisui Chemical Co., Ltd.	61,980
11,046	Sekisui House Ltd. (a)	103,765
7,500	Sharp Corp.	64,550
9,096	Sony Corp.	166,000

		642,923

	Household Products
2,700	Unicharm Corp. (a)	141,872

	Information Technology Services
700	Itochu Techno-Solutions Corp. (a)	32,373
2,250	Nomura Research Institute Ltd.	51,217
18	NTT Data Corp.	58,993

		142,583

	Insurance
4,200	MS&AD Insurance Group Holdings	86,127
2,200	NKSJ Holdings, Inc.	47,856
4,700	T&D Holdings, Inc.	47,789
8,968	Tokio Marine Holdings, Inc.	224,612

		406,384

	Internet Software & Services
203	Yahoo! Japan Corp. (a)	62,003

	Leisure Equipment & Products
3,400	Nikon Corp.	83,238
1,950	Shimano, Inc.	96,323
2,100	Yamaha Corp.	19,342

		198,903

	Machinery
3,553	Amada Co., Ltd.	24,566
2,250	Fanuc Corp.	378,149
2,800	Hitachi Construction Machinery Co., Ltd. (a)	55,471
12,530	IHI Corp.	32,878
11,500	Kawasaki Heavy Industries Ltd. (a)	33,797
12,400	Komatsu Ltd.	349,614
19,000	Kubota Corp. (a)	171,503
1,100	Kurita Water Industries Ltd. (a)	29,874
700	Makita Corp.	26,422
28,550	Mitsubishi Heavy Industries Ltd.	130,726
1,300	Nabtesco Corp. (a)	27,631
6,060	NGK Insulators Ltd.	77,758
5,553	NSK Ltd.	41,309
6,051	NTN Corp.	24,928
805	SMC Corp.	139,729
5,000	Sumitomo Heavy Industries Ltd.	32,013
1,000	THK Co., Ltd.	21,490

		1,597,858

	Marine
23,000	Kawasaki Kisen Kaisha Ltd. (a)	43,453
9,000	Mitsui OSK Lines Ltd. (a)	34,007
13,015	Nippon Yusen KK (a)	32,956

		110,416

	Metals & Mining
5,300	JFE Holdings, Inc.	94,568
25,000	Kobe Steel Ltd.	41,000

Morgan Stanley International Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

21,000	Mitsubishi Materials Corp.	$65,573
73,108	Nippon Steel Corp. (a)	179,365
59,000	Sumitomo Metal Industries Ltd.	105,274
14,500	Sumitomo Metal Mining Co., Ltd.	209,073

		694,853

	Office Electronics
6,004	Canon, Inc.	259,160
7,030	Konica Minolta Holdings, Inc.	51,189

		310,349

	Oil, Gas & Consumable Fuels
19	Inpex Corp.	129,625
24,400	JX Holdings, Inc.	147,258
3,400	Showa Shell Sekiyu KK	23,330
4,000	TonenGeneral Sekiyu KK	38,152

		338,365

	Paper & Forest Products
1,400	Nippon Paper Group, Inc. (a)	29,977
26,000	OJI Paper Co., Ltd. (a)	133,718

		163,695

	Personal Products
2,500	Shiseido Co., Ltd.	45,887

	Pharmaceuticals
5,300	Astellas Pharma, Inc.	217,646
2,600	Chugai Pharmaceutical Co., Ltd.	41,309
11,500	Daiichi Sankyo Co., Ltd.	218,926
2,500	Eisai Co., Ltd. (a)	103,483
700	Hisamitsu Pharmaceutical Co., Inc.	30,353
2,700	Mitsubishi Tanabe Pharma Corp.	38,045
900	Ono Pharmaceutical Co., Ltd.	50,774
2,800	Otsuka Holdings Co., Ltd.	79,276
900	Santen Pharmaceutical Co. Ltd.	36,841
3,400	Shionogi & Co., Ltd.	45,366
10,300	Takeda Pharmaceutical Co., Ltd. (a)	447,297

		1,309,316

	Real Estate Investment Trusts (REITs)
7	Japan Real Estate Investment Corp. REIT	61,257
24	Japan Retail Fund Investment Corp. REIT	34,794
8	Nippon Building Fund, Inc. REIT	71,792

		167,843

	Real Estate Management & Development
3,100	Aeon Mall Co., Ltd.	68,573
1,256	Daito Trust Construction Co., Ltd.	118,316
7,000	Daiwa House Industry Co., Ltd.	88,441
17,000	Mitsubishi Estate Co., Ltd.	271,438
12,500	Mitsui Fudosan Co., Ltd.	205,491
6,500	Sumitomo Realty & Development Co., Ltd.	123,485
9,000	Tokyu Land Corp.	37,431

		913,175

	Road & Rail
13	Central Japan Railway Co.	111,716
3,400	East Japan Railway Co.	220,139
6,000	Keikyu Corp. (a)	54,946
3,000	Keio Corp. (a)	22,120
15,550	Kintetsu Corp. (a)	62,633
11,500	Nippon Express Co., Ltd.	46,018
8,500	Tobu Railway Co., Ltd. (a)	44,496
12,000	Tokyu Corp. (a)	59,040
900	West Japan Railway Co.	38,140

		659,248

Morgan Stanley International Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

	Semiconductors & Semiconductor Equipment
2,450	Advantest Corp.	$28,126
1,605	Rohm Co., Ltd.	79,597
3,100	Tokyo Electron Ltd.	176,515

		284,238

	Software
1,700	Konami Corp. (a)	44,831
1,308	Nintendo Co., Ltd.	177,443
750	Oracle Corp. Japan	26,253
1,600	Trend Micro, Inc. (a)	50,842

		299,369

	Specialty Retail
1,300	Fast Retailing Co., Ltd.	258,396
300	Shimamura Co., Ltd.	30,937
620	USS Co., Ltd.	59,218
1,160	Yamada Denki Co., Ltd. (a)	73,965

		422,516

	Tobacco
27	Japan Tobacco, Inc.	132,839

	Trading Companies & Distributors
16,351	ITOCHU Corp.	177,840
17,550	Marubeni Corp.	121,114
14,900	Mitsubishi Corp.	339,952
13,700	Mitsui & Co., Ltd.	232,587
8,300	Sumitomo Corp. (a)	119,240

		990,733

	Transportation Infrastructure
2,000	Mitsubishi Logistics Corp.	23,091

	Wireless Telecommunication Services
30	NTT DoCoMo, Inc.	53,293
11,300	Softbank Corp.	314,746

		368,039

	Total Japan	19,872,984

	Korea, Republic of (1.2%)
	Auto Components
117	Hyundai Mobis	28,850

	Automobiles
280	Hyundai Motor Co.	55,085
420	Kia Motors Corp.	25,237

		80,322

	Capital Markets
360	Daewoo Securities Co., Ltd.	4,214
142	Samsung Securities Co., Ltd.	7,749

		11,963

	Chemicals
142	Cheil Industries, Inc.	12,704
88	LG Chem Ltd.	29,298
35	OCI Co., Ltd. (b)	8,148

		50,150

	Commercial Banks
380	Hana Financial Group, Inc.	12,990
610	Industrial Bank of Korea (b)	6,869
710	KB Financial Group, Inc.	26,925
1,020	Korea Exchange Bank	7,182
790	Shinhan Financial Group Co., Ltd.	31,471
470	Woori Finance Holdings Co., Ltd. (b)	4,644

		90,081

Morgan Stanley International Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

	Construction & Engineering
190	Doosan Heavy Industries and Construction Co., Ltd.	$11,417
123	GS Engineering & Construction Corp.	10,916
150	Hyundai Engineering & Construction Co., Ltd. (b)	9,561
70	Samsung Engineering Co., Ltd.	13,366

		45,260

	Diversified Telecommunication Services
420	KT Corp.	12,488

	Electric Utilities
510	Korea Electric Power Corp. (b)	12,667

	Electronic Equipment, Instruments & Components
450	LG Display Co., Ltd. (b)	11,797
115	Samsung Electro-Mechanics Co., Ltd.	9,429
72	Samsung SDI Co., Ltd.	8,941

		30,167

	Food & Staples Retailing
47	E-Mart Co., Ltd.	11,359

	Household Durables
199	LG Electronics, Inc.	14,650

	Industrial Conglomerates
339	LG Corp.	21,245
77	Samsung Techwin Co., Ltd.	3,880

		25,125

	Insurance
75	Samsung Fire & Marine Insurance Co., Ltd.	14,521

	Internet Software & Services
83	NHN Corp.	15,664

	Machinery
84	Hyundai Heavy Industries Co., Ltd.	23,293
450	Samsung Heavy Industries Co., Ltd.	14,301

		37,594

	Metals & Mining
149	Hyundai Steel Co.	14,392
118	POSCO	43,540

		57,932

	Multiline Retail
26	Lotte Shopping Co., Ltd.	8,876
16	Shinsegae Co., Ltd.	3,931

		12,807

	Oil, Gas & Consumable Fuels
140	S-Oil Corp.	15,204
126	SK Innovation Co., Ltd.	19,068

		34,272

	Semiconductors & Semiconductor Equipment
900	Hynix Semiconductor, Inc. (b)	21,512
506	Samsung Electronics Co., Ltd.	498,635
36	Samsung Electronics Co., Ltd. (Preference)	21,151

		541,298

	Tobacco
221	KT&G Corp.	15,463

	Trading Companies & Distributors
290	Samsung C&T Corp.	17,890

	Wireless Telecommunication Services
98	SK Telecom Co., Ltd.	12,432

	Total Korea, Republic of	1,172,955

Morgan Stanley International Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

	Mexico (0.6%)
	Beverages
8,500	Fomento Economico Mexicano SAB de CV (Units) (d)	$59,925
2,700	Grupo Modelo SAB de CV	16,733

		76,658

	Chemicals
3,300	Mexichem SAB de CV	11,393

	Commercial Banks
6,300	Grupo Financiero Banorte SAB de CV, Series O	25,134
7,000	Grupo Financiero Inbursa SA	14,441

		39,575

	Construction Materials
37,300	Cemex SAB de CV (Units) (b)(d)	25,269

	Food & Staples Retailing
27,600	Wal-Mart de Mexico SAB de CV, Series V	85,230

	Food Products
7,200	Grupo Bimbo SAB de CV	16,019

	Household Products
2,400	Kimberly-Clark de Mexico SAB de CV, Class A	13,626

	Industrial Conglomerates
1,200	Alfa SAB de CV	15,752

	Media
10,200	Grupo Televisa SAB	40,318

	Metals & Mining
512	Fresnillo PLC	14,006
14,838	Grupo Mexico SAB de CV, Series B	47,232
420	Industrias Penoles SAB de CV	20,075
2,500	Minera Frisco SAB de CV (b)	11,369

		92,682

	Specialty Retail
295	Grupo Elektra SA de CV	25,802

	Wireless Telecommunication Services
152,400	America Movil SAB de CV	177,491

	Total Mexico	619,815

	Netherlands (3.2%)
	Air Freight & Logistics
8,488	TNT Express N.V.	71,035

	Beverages
3,824	Heineken N.V.	176,670

	Chemicals
3,503	Akzo Nobel N.V. (a)	182,230
1,643	Koninklijke DSM N.V.	84,299

		266,529

	Diversified Financial Services
33,580	ING Groep N.V. CVA (b)	305,625

	Diversified Telecommunication Services
24,056	Koninklijke KPN N.V.	263,689

	Energy Equipment & Services
1,175	Fugro N.V. CVA	77,232
1,865	SBM Offshore N.V.	31,628

		108,860

	Food & Staples Retailing
18,160	Koninklijke Ahold N.V.	240,630

	Food Products
23,924	Unilever N.V. CVA	796,427

Morgan Stanley International Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

	Industrial Conglomerates
12,034	Koninklijke Philips Electronics N.V.	$243,200

	Insurance
15,100	Aegon N.V. (b)	73,180

	Media
10,597	Reed Elsevier N.V.	126,084
7,033	Wolters Kluwer N.V.	127,505

		253,589

	Professional Services
395	Randstad Holding N.V.	13,470

	Real Estate Investment Trusts (REITs)
769	Corio N.V. REIT	35,774

	Semiconductors & Semiconductor Equipment
5,597	ASML Holding N.V.	240,390

	Total Netherlands	3,089,068

	Norway (1.4%)
	Chemicals
8,199	Yara International ASA	329,944

	Commercial Banks
9,417	DnB NOR ASA	99,354

	Diversified Telecommunication Services
29,805	Telenor ASA	485,913

	Energy Equipment & Services
3,097	Aker Solutions ASA	37,980
1,992	Subsea 7 SA (b)	40,336

		78,316

	Industrial Conglomerates
7,901	Orkla ASA	64,035

	Metals & Mining
12,701	Norsk Hydro ASA	67,109

	Oil, Gas & Consumable Fuels
10,893	Statoil ASA	273,114

	Total Norway	1,397,785

	Philippines (0.8%)
	Commercial Banks
58,200	Bank of the Philippine Islands	82,309
34,300	Metropolitan Bank & Trust	60,666

		142,975

	Diversified Financial Services
7,176	Ayala Corp.	58,767

	Electric Utilities
9,230	Manila Electric Co.	60,220

	Independent Power Producers & Energy Traders
59,200	Aboitiz Power Corp.	41,689
250,000	Energy Development Corp.	32,646

		74,335

	Industrial Conglomerates
69,000	Aboitiz Equity Ventures, Inc.	67,254
130,700	Alliance Global Group, Inc.	33,525
6,000	SM Investments Corp.	86,883

		187,662

	Real Estate Management & Development
172,300	Ayala Land, Inc.	70,953
173,000	SM Prime Holdings, Inc.	66,158

		137,111

Morgan Stanley International Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

	Wireless Telecommunication Services
1,530	Philippine Long Distance Telephone Co.	$97,612

	Total Philippines	758,682

	Poland (1.0%)
	Chemicals
405	Synthos SA	649

	Commercial Banks
2,638	Bank Pekao SA	128,843
334	BRE Bank SA (b)	30,535
24,822	Get Bank SA (b)	14,154
8,481	Getin Holding SA (b)	6,413
15,012	Powszechna Kasa Oszczednosci Bank Polski SA	162,132

		342,077

	Diversified Telecommunication Services
15,679	Telekomunikacja Polska SA	84,061

	Electric Utilities
15,174	PGE SA	96,354
23,900	Tauron Polska Energia SA	39,996

		136,350

	Insurance
1,100	Powszechny Zaklad Ubezpieczen SA	113,893

	Metals & Mining
3,062	KGHM Polska Miedz SA	132,470

	Oil, Gas & Consumable Fuels
7,537	Polski Koncern Naftowy Orlen SA (b)	85,769
41,073	Polskie Gornictwo Naftowe i Gazownictwo SA	49,515

		135,284

	Software
646	Asseco Poland SA	9,371

	Total Poland	954,155

	Russia (0.5%)
	Commercial Banks
7,106	VTB Bank OJSC (Registerd GDR) (a)	33,242

	Metals & Mining
3,209	MMC Norilsk Nickel OJSC ADR	61,645

	Oil, Gas & Consumable Fuels
12,519	Gazprom OAO ADR	151,480
1,272	Lukoil OAO ADR	74,476
209	NovaTek OAO (Registerd GDR)	28,152
4,144	Rosneft Oil Co. (Registerd GDR)	30,541
4,000	Surgutneftegas OJSC ADR	37,160
1,098	Tatneft ADR	38,276

		360,085

	Wireless Telecommunication Services
1,250	Mobile Telesystems OJSC ADR (a)	20,950

	Total Russia	475,922

	Singapore (2.1%)
	Aerospace & Defense
16,000	Singapore Technologies Engineering Ltd.	37,524

	Airlines
9,276	Singapore Airlines Ltd.	81,857

	Commercial Banks
24,413	DBS Group Holdings Ltd.	262,985
45,093	Oversea-Chinese Banking Corp., Ltd.	308,304
21,508	United Overseas Bank Ltd.	296,497

		867,786

Morgan Stanley International Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

	Distributors
31	Jardine Cycle & Carriage Ltd.	$1,266

	Diversified Financial Services
7,490	Singapore Exchange Ltd.	38,705

	Diversified Telecommunication Services
94,630	Singapore Telecommunications Ltd.	232,465

	Food & Staples Retailing
7,000	Olam International Ltd. (a)	14,469

	Food Products
13,000	Wilmar International Ltd. (a)	55,293

	Hotels, Restaurants & Leisure
87,000	Genting Singapore PLC (a)(b)	112,740

	Industrial Conglomerates
13,000	Fraser and Neave Ltd.	70,175
18,700	Keppel Corp., Ltd.	161,303
12,511	SembCorp Industries Ltd.	47,544

		279,022

	Machinery
11,400	SembCorp Marine Ltd. (a)	45,044

	Media
11,350	Singapore Press Holdings Ltd. (a)	33,477

	Real Estate Investment Trusts (REITs)
18,000	Ascendas Real Estate Investment Trust REIT	26,688
26,704	CapitaMall Trust REIT	36,303

		62,991

	Real Estate Management & Development
30,000	CapitaLand Ltd.	62,726
6,462	City Developments Ltd.	50,654

		113,380

	Road & Rail
19,089	ComfortDelGro Corp., Ltd.	22,536

	Trading Companies & Distributors
29,726	Noble Group Ltd.	31,904

	Total Singapore	2,030,459

	South Africa (0.4%)
	Beverages
10,120	SABMiller PLC	384,006

	Spain (0.2%)
	Diversified Telecommunication Services
5,923	Telefonica SA	103,275

	Electric Utilities
4,150	Iberdrola SA	24,439

	Food & Staples Retailing
6,282	Distribuidora Internacional de Alimentacion SA (b)	29,015

	Oil, Gas & Consumable Fuels
1,444	Repsol YPF SA (a)	39,665

	Transportation Infrastructure
546	Abertis Infraestructuras SA	9,199

	Total Spain	205,593

	Sweden (2.8%)
	Building Products
2,817	Assa Abloy AB, Class B	76,445

	Commercial Banks
15,090	Nordea Bank AB	126,332
4,466	Svenska Handelsbanken AB, Class A	133,931

		260,263

Morgan Stanley International Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

	Commercial Services & Supplies
1,600	Securitas AB, Class B	$15,018

	Communications Equipment
43,347	Telefonaktiebolaget LM Ericsson, Class B	403,043

	Construction & Engineering
6,637	Skanska AB, Class B	115,910

	Diversified Financial Services
5,294	Investor AB, Class B	107,164

	Diversified Telecommunication Services
3,540	Tele2 AB, Class B	67,547
27,460	TeliaSonera AB	182,663

		250,210

	Health Care Equipment & Supplies
3,440	Getinge AB, Class B	93,301

	Household Durables
2,419	Electrolux AB, Class B	44,308
1,251	Husqvarna AB, Class B	6,608

		50,916

	Machinery
2,337	Alfa Laval AB	47,857
5,962	Atlas Copco AB, Class A	141,721
3,778	Atlas Copco AB, Class B	79,864
8,683	Sandvik AB	128,283
568	Scania AB, Class B	9,786
2,831	SKF AB, Class B	66,795
5,291	Volvo AB, Class A	68,641
9,415	Volvo AB, Class B	121,727

		664,674

	Metals & Mining
3,286	SSAB AB, Class A	34,394

	Oil, Gas & Consumable Fuels
2,027	Lundin Petroleum AB (b)	45,650

	Paper & Forest Products
859	Holmen AB, Class B	24,864
7,794	Svenska Cellulosa AB, Class B	130,158

		155,022

	Specialty Retail
10,681	Hennes & Mauritz AB, Class B	349,674

	Tobacco
3,467	Swedish Match AB	120,740

	Total Sweden	2,742,424

	Switzerland (8.6%)
	Building Products
361	Geberit AG (Registered) (b)	74,553

	Capital Markets
5,527	Credit Suisse Group AG (Registered) (b)	143,384
4,324	GAM Holding AG (b)	55,195
1,827	Julius Baer Group Ltd. (b)	74,231
18,078	UBS AG (Registered) (b)	246,080

		518,890

	Chemicals
68	Givaudan SA (Registered) (b)	63,494
1,918	Syngenta AG (Registered) (b)	580,088

		643,582

	Computers & Peripherals
2,768	Logitech International SA (Registered) (a)(b)	21,185

Morgan Stanley International Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

	Construction Materials
2,195	Holcim Ltd. (Registered) (b)	$125,071

	Diversified Financial Services
57	Pargesa Holding SA	3,997

	Diversified Telecommunication Services
325	Swisscom AG (Registered)	128,270

	Electrical Equipment
30,695	ABB Ltd. (Registered) (b)	640,910

	Energy Equipment & Services
633	Transocean Ltd.	30,010

	Food Products
49,508	Nestle SA (Registered)	2,837,096

	Health Care Equipment & Supplies
144	Straumann Holding AG (Registered)	25,906
977	Synthes, Inc. (h)	166,424

		192,330

	Insurance
404	Baloise-Holding AG (Registered)	30,986
231	Swiss Life Holding AG (Registered) (b)	22,937
2,797	Swiss Re AG (b)	151,715
955	Zurich Financial Services AG (b)	229,283

		434,921

	Life Sciences Tools & Services
771	Lonza Group AG (Registered) (b)	41,620

	Machinery
482	Schindler Holding AG	55,976

	Pharmaceuticals
23,666	Novartis AG (Registered)	1,280,355
7,148	Roche Holding AG (Genusschein)	1,209,841

		2,490,196

	Professional Services
193	Adecco SA (Registered) (b)	9,148
22	SGS SA (Registered)	39,483

		48,631

	Textiles, Apparel & Luxury Goods
1,585	Cie Financiere Richemont SA	89,711
107	Swatch Group AG (The)	45,078
237	Swatch Group AG (The) (Registered)	17,379

		152,168

	Total Switzerland	8,439,406

	Thailand (0.3%)
	Commercial Banks
5,500	Bangkok Bank PCL	27,300
9,900	Bangkok Bank PCL (Foreign Registered)	53,302
22,100	Bank of Ayudhya PCL (Foreign)	15,936
7,000	Kasikornbank PCL	29,200
13,600	Kasikornbank PCL (Foreign)	58,270
30,600	Krung Thai Bank PCL	15,139
17,800	Siam Commercial Bank PCL (Foreign)	69,646

	Total Thailand	268,793

	United Kingdom (f) (21.5%)
	Aerospace & Defense
26,293	BAE Systems PLC	127,529
11,529	Cobham PLC	33,265
14,154	Rolls-Royce Holdings PLC (b)	164,045

		324,839

Morgan Stanley International Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

	Beverages
35,234	Diageo PLC	$778,415

	Capital Markets
5,781	3i Group PLC	16,817
2,531	Investec PLC	14,984
15,431	Man Group PLC	28,134
1,714	Schroders PLC	39,163

		99,098

	Chemicals
1,911	Johnson Matthey PLC	61,763

	Commercial Banks
40,299	Barclays PLC	134,976
131,030	HSBC Holdings PLC	1,093,710
57,454	Lloyds Banking Group PLC (b)	27,722
107,782	Royal Bank of Scotland Group PLC (b)	45,212
19,325	Standard Chartered PLC	467,139

		1,768,759

	Commercial Services & Supplies
12,385	Aggreko PLC	408,866
4,556	G4S PLC	19,348
1,852	Serco Group PLC	14,826

		443,040

	Construction & Engineering
12,118	Balfour Beatty PLC	52,322

	Containers & Packaging
7,876	Rexam PLC	46,417

	Diversified Telecommunication Services
108,542	BT Group PLC	348,068

	Electric Utilities
13,950	SSE PLC	268,845

	Energy Equipment & Services
3,695	AMEC PLC	58,459
4,108	Petrofac Ltd.	94,188

		152,647

	Food & Staples Retailing
13,046	J Sainsbury PLC	59,289
73,147	Tesco PLC	368,387

		427,676

	Food Products
14,443	Unilever PLC	465,655

	Health Care Equipment & Supplies
17,251	Smith & Nephew PLC	167,182

	Hotels, Restaurants & Leisure
2,947	Carnival PLC	87,769
24,002	Compass Group PLC	222,774
4,888	Intercontinental Hotels Group PLC	99,517
9,530	TUI Travel PLC (a)	28,728
2,883	Whitbread PLC	74,687

		513,475

	Household Products
6,776	Reckitt Benckiser Group PLC	360,477

	Independent Power Producers & Energy Traders
4,314	International Power PLC	22,801

	Industrial Conglomerates
3,015	Smiths Group PLC	45,610

	Insurance
1,422	Admiral Group PLC	21,086

Morgan Stanley International Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

16,683	Aviva PLC	$91,854
47,626	Legal & General Group PLC	86,607
44,303	Old Mutual PLC	101,927
15,879	Prudential PLC	175,280
27,792	RSA Insurance Group PLC	46,422
15,153	Standard Life PLC	52,006

		575,182

	Internet & Catalog Retail
10,876	Home Retail Group PLC	18,407

	Machinery
5,761	Invensys PLC	18,356

	Media
23,145	British Sky Broadcasting Group PLC	251,656
11,351	Pearson PLC	209,814
18,650	Reed Elsevier PLC	154,291
49,043	WPP PLC	576,137

		1,191,898

	Metals & Mining
11,462	Anglo American PLC	473,942
11,296	BHP Billiton PLC	377,899
2,433	Randgold Resources Ltd.	274,701
13,612	Rio Tinto PLC	816,165
12,598	Xstrata PLC	213,309

		2,156,016

	Multi-Utilities
32,213	Centrica PLC	148,934
32,306	National Grid PLC	321,737

		470,671

	Multiline Retail
19,628	Marks & Spencer Group PLC	101,079
2,785	Next PLC	114,937

		216,016

	Oil, Gas & Consumable Fuels
32,972	BG Group PLC	740,392
135,584	BP PLC	1,005,987
39,680	Royal Dutch Shell PLC, Class A	1,400,935
26,821	Royal Dutch Shell PLC, Class B	975,677
557	Tullow Oil PLC	12,200

		4,135,191

	Pharmaceuticals
13,665	AstraZeneca PLC	657,735
51,688	GlaxoSmithKline PLC	1,148,445

		1,806,180

	Professional Services
1,773	Capita Group PLC (The) (a)	17,182
9,477	Experian PLC	128,357

		145,539

	Real Estate Investment Trusts (REITs)
9,395	British Land Co., PLC REIT	72,335
6,556	Capital Shopping Centres Group PLC REIT	33,390
8,687	Hammerson PLC REIT	51,621
8,823	Land Securities Group PLC REIT	93,778
8,784	Segro PLC REIT	30,424

		281,548

	Road & Rail
9,040	Firstgroup PLC	44,160

	Semiconductors & Semiconductor Equipment
25,507	ARM Holdings PLC	244,982

Morgan Stanley International Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

	Software
20,512	Sage Group PLC (The)	$94,738

	Specialty Retail
15,420	Kingfisher PLC	62,132

	Textiles, Apparel & Luxury Goods
1,565	Burberry Group PLC	33,095

	Tobacco
19,297	British American Tobacco PLC	887,008
7,884	Imperial Tobacco Group PLC	282,016

		1,169,024

	Trading Companies & Distributors
3,506	Bunzl PLC	47,568
676	Wolseley PLC	23,404

		70,972

	Water Utilities
4,677	Severn Trent PLC	112,393
1,972	United Utilities Group PLC	18,707

		131,100

	Wireless Telecommunication Services
656,080	Vodafone Group PLC	1,765,818

	Total United Kingdom	20,978,114

	United States (0.2%)
	Energy Equipment & Services
7,773	Tenaris SA (a)	152,207

	Real Estate Management & Development
1,774	Lend Lease Group REIT (Stapled Securities) (c)(d)	13,843

	Total United States	166,050

	Total Common Stocks (Cost $85,686,604)	84,694,760

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investments (18.2%)
Securities held as Collateral on Loaned Securities (4.7%)
Repurchase Agreement (0.8%)
$785	Merrill Lynch & Co., Inc. (0.23%, dated 01/31/12, due 02/01/12; proceeds $785,309; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 12/01/41; valued at $801,010) (Cost $785,303)	785,303

NUMBER OF SHARES (000)
	Investment Company (3.9%)
3,782	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $3,782,022)(i)		3,782,022

	Total Securities held as Collateral on Loaned Securities (Cost $4,567,325)		4,567,325

	Investment Company (13.5%)
13,165	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $13,165,494)(i)		13,165,494

	Total Short-Term Investments (Cost $17,732,819)		17,732,819

	Total Investments (Cost $103,419,423) (j)(k)	104.8%	102,427,579
	Liabilities in Excess of Other Assets	(4.8)	(4,670,560)

	Net Assets	100.0%	$97,757,019

Morgan Stanley International Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
GDR	Global Depositary Receipt.
REIT	Real Estate Investment Trust.
VVPR	Verminderde Voorheffing Précompte Réduit.
(a)	The value of loaned securities and related collateral outstanding at January 31, 2012 were $4,447,435 and $4,673,588, respectively. The Fund received cash collateral of $4,598,214, of which, $4,567,325 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of January 31, 2012, there was uninvested cash of $30,889 which is not reflected in the Portfolio of Investments. The remaining collateral of $75,374 was received in the form of Common Stocks and U.S. Government Obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
(b)	Non-income producing security.
(c)	Comprised of securities in separate entities that are traded as a single stapled security.
(d)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(e)	Security trades on the Hong Kong exchange.
(f)	At January 31, 2012, investments in securities of issuers in United Kingdom 21.5% and Japan 20.3% represented 41.8% of the Fund’s net assets. These investments as well as other non-U.S. investments, which involve risks and consideration not present with respect to U.S. securities, may be affected by economic or political development in this region.
(g)	For the three months ended January 31, 2012, there were no transactions in Mitsubishi UFJ Financial Group, Inc. common Stock, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940.
(h)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(i)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.
(j)	Securities are available for collateral in connection with open foreign currency exchange contracts and futures contracts.
(k)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley International Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

Foreign Currency Exchange Contracts Open at January 31, 2012:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Credit Suisse London Branch	$	542,993	CHF	515,287	02/16/12	$16,903
Credit Suisse London Branch	$	1,834,534	EUR	1,440,230	02/16/12	49,406
Deutsche Bank AG London	$	1,999,655	EUR	1,569,772	02/16/12	53,738
Deutsche Bank AG London	GBP	375,886	$	576,973	02/16/12	(15,282)
J.P.Morgan Chase Bank	$	751,146	EUR	589,735	02/16/12	20,277
Mellon Bank	$	3,103,990	AUD	2,995,406	02/16/12	71,086
Mellon Bank	$	1,197,053	EUR	939,742	02/16/12	32,208
Mellon Bank	AUD	1,818,415	$	1,916,759	02/16/12	(10,728)
Royal Bank of Scotland	$	269,374	EUR	211,472	02/16/12	7,250
Royal Bank of Scotland	$	2,348,942	JPY	182,001,862	02/16/12	39,263
Royal Bank of Scotland	JPY	4,946,513	$	64,416	02/16/12	(491)
UBS AG	$	962,892	EUR	755,947	02/16/12	25,949
UBS AG	CHF	729,371	$	768,539	02/16/12	(23,975)
UBS AG	GBP	454,634	$	697,892	02/16/12	(18,441)

		Net Unrealized Appreciation				$247,163

Currency Abbreviations:

AUD	Australian Dollar.
CHF	Swiss Franc.
EUR	Euro.
GBP	British Pound.
JPY	Japanese Yen.
USD	United States Dollar.

Morgan Stanley International Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

Futures Contracts Open at January 31, 2012:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
25	Long	TOPIX Index, Mar-12	$2,478,865	$36,755
11	Long	DAX Index, Mar-12	2,325,029	207,576
17	Long	Hang Seng Index, Feb-12	2,230,976	(7,452)
24	Long	FTSE 100 Index, Mar-12	2,133,758	87,607
14	Long	ASX SPI 200 Index, Mar-12	1,568,067	11,131

		Net Unrealized Appreciation		$335,617

Summary of Investments ¡ January 31, 2012 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Investment Company	$13,165,494		13.5%
Commercial Banks	7,632,550		7.8
Metals & Mining	7,533,526		7.7
Pharmaceuticals	7,450,132		7.6
Oil, Gas & Consumable Fuels	6,362,765		6.5
Food Products	4,595,459		4.7
Chemicals	3,642,867		3.7
Machinery	2,703,362		2.8
Diversified Telecommunication Services	2,668,460		2.7
Insurance	2,626,850		2.7
Wireless Telecommunication Services	2,460,597		2.5
Automobiles	2,266,607		2.3
Industrial Conglomerates	2,015,594		2.1
Beverages	1,986,772		2.0
Media	1,677,743		1.7
Electronic Equipment, Instruments & Components	1,514,565		1.6
Electrical Equipment	1,492,738		1.5
Tobacco	1,450,747		1.5
Food & Staples Retailing	1,343,791		1.4
Semiconductors & Semiconductor Equipment	1,340,458		1.4
Real Estate Management & Development	1,177,753		1.2
Electric Utilities	1,122,984		1.2
Trading Companies & Distributors	1,111,499		1.1
Capital Markets	1,081,151		1.1
Software	1,076,883		1.1
Real Estate Investment Trusts (REITs)	1,063,764		1.1
Energy Equipment & Services	908,616		0.9
Specialty Retail	860,124		0.9
Auto Components	856,567		0.9
Construction & Engineering	826,706		0.9
Road & Rail	793,276		0.8
Hotels, Restaurants & Leisure	774,307		0.8
Multi-Utilities	750,833		0.8
Commercial Services & Supplies	739,585		0.8
Diversified Financial Services	710,970		0.7
Household Durables	708,514		0.7
Communications Equipment	703,534		0.7
Health Care Equipment & Supplies	703,226		0.7
Household Products	556,335		0.6
Computers & Peripherals	486,197		0.5
Building Products	478,699		0.5
Aerospace & Defense	437,616		0.5
Paper & Forest Products	435,050		0.4
Construction Materials	360,859		0.4
Office Electronics	330,197		0.3
Multiline Retail	314,741		0.3
Textiles, Apparel & Luxury Goods	295,141		0.3
Marine	287,270		0.3
Air Freight & Logistics	223,866		0.2
Information Technology Services	215,669		0.2
Professional Services	207,640		0.2
Leisure Equipment & Products	198,903		0.2
Health Care Providers & Services	183,908		0.2
Containers & Packaging	160,099		0.2
Water Utilities	131,100		0.1
Airlines	101,647		0.1
Personal Products	97,983		0.1
Independent Power Producers & Energy Traders	97,136		0.1
Gas Utilities	89,938		0.1
Internet Software & Services	77,667		0.1
Life Sciences Tools & Services	41,620		0.0
Transportation Infrastructure	40,709		0.0
Diversified Consumer Services	39,776		0.0
Consumer Finance	32,558		0.0
Internet & Catalog Retail	18,407		0.0
Biotechnology	16,888		0.0
Distributors	1,266		0.0

	$97,860,254	^	100.0%

^	Does not include open long futures contracts with an underlying face amount of $10,736,695 with unrealized appreciation of $335,617 and open foreign currency exchange contracts with net unrealized appreciation of $247,163. Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley International Fund

Notes to the Portfolio of Investments ¡ January 31, 2012 (unaudited)

Valuation of Investments - (1) For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Common Stocks
Aerospace & Defense	$437,616	$—	$—	$437,616
Air Freight & Logistics	223,866	—	—	223,866
Airlines	101,647	—	—	101,647
Auto Components	856,567	—	—	856,567
Automobiles	2,266,607	—	—	2,266,607
Beverages	1,986,772	—	—	1,986,772
Biotechnology	16,888	—	—	16,888
Building Products	478,699	—	—	478,699
Capital Markets	1,081,151	—	—	1,081,151
Chemicals	3,642,867	—	—	3,642,867
Commercial Banks	7,632,550	—	—	7,632,550
Commercial Services & Supplies	739,585	—	—	739,585
Communications Equipment	703,534	—	—	703,534
Computers & Peripherals	486,197	—	—	486,197
Construction & Engineering	826,706	—	—	826,706
Construction Materials	360,859	—	—	360,859
Consumer Finance	32,558	—	—	32,558
Containers & Packaging	160,099	—	—	160,099
Distributors	1,266	—	—	1,266
Diversified Consumer Services	39,776	—	—	39,776
Diversified Financial Services	710,970	—	—	710,970
Diversified Telecommunication Services	2,668,460	—	—	2,668,460
Electric Utilities	1,122,984	—	—	1,122,984
Electrical Equipment	1,492,738	—	—	1,492,738
Electronic Equipment, Instruments & Components	1,514,565	—	—	1,514,565
Energy Equipment & Services	908,616	—	—	908,616
Food & Staples Retailing	1,343,791	—	—	1,343,791
Food Products	4,595,459	—	—	4,595,459
Gas Utilities	89,938	—	—	89,938
Health Care Equipment & Supplies	703,226	—	—	703,226
Health Care Providers & Services	183,908	—	—	183,908
Hotels, Restaurants & Leisure	774,307	—	—	774,307
Household Durables	708,514	—	—	708,514
Household Products	556,335	—	—	556,335
Independent Power Producers & Energy Traders	97,136	—	—	97,136
Industrial Conglomerates	2,015,594	—	—	2,015,594
Information Technology Services	215,669	—	—	215,669
Insurance	2,626,850	—	—	2,626,850
Internet & Catalog Retail	18,407	—	—	18,407
Internet Software & Services	77,667	—	—	77,667
Leisure Equipment & Products	198,903	—	—	198,903
Life Sciences Tools & Services	41,620	—	—	41,620
Machinery	2,703,362	—	—	2,703,362
Marine	287,270	—	—	287,270
Media	1,677,743	—	—	1,677,743
Metals & Mining	7,533,526	—	—	7,533,526
Multi-Utilities	750,833	—	—	750,833
Multiline Retail	314,741	—	—	314,741
Office Electronics	330,197	—	—	330,197
Oil, Gas & Consumable Fuels	6,362,765	—	—	6,362,765
Paper & Forest Products	435,050	—	—	435,050
Personal Products	97,983	—	—	97,983
Pharmaceuticals	7,450,132	—	—	7,450,132
Professional Services	207,640	—	—	207,640

Real Estate Investment Trusts (REITs)	$1,063,764	$—	$—	$1,063,764
Real Estate Management & Development	1,177,753	—	—	1,177,753
Road & Rail	793,276	—	—	793,276
Semiconductors & Semiconductor Equipment	1,340,458	—	—	1,340,458
Software	1,076,883	—	—	1,076,883
Specialty Retail	860,124	—	—	860,124
Textiles, Apparel & Luxury Goods	295,141	—	—	295,141
Tobacco	1,450,747	—	—	1,450,747
Trading Companies & Distributors	1,111,499	—	—	1,111,499
Transportation Infrastructure	40,709	—	—	40,709
Water Utilities	131,100	—	—	131,100
Wireless Telecommunication Services	2,460,597	—	—	2,460,597
Total Common Stocks	84,694,760	—	—	84,694,760
Short-Term Investments
Repurchase Agreement	—	785,303	—	785,303
Investment Company	16,947,516	—	—	16,947,516
Total Short-Term Investments	16,947,516	785,303	—	17,732,819
Foreign Currency Exchange Contracts	—	316,080	—	316,080
Futures Contracts	343,069	—	—	343,069
Total Assets	101,985,345	1,101,383	—	103,086,728
Liabilities:
Foreign Currency Exchange Contracts	—	(68,917)	—	(68,917)
Futures Contracts	(7,452)	—	—	(7,452)
Total Liabilities	(7,452)	(68,917)	—	(76,369)
Total	$101,977,893	$1,032,466	$—	$103,010,359

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2012, securities with a total value of $82,085,153 transferred from Level 2 to Level 1. At October 31, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Item 2.     Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Fund

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

March 22, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

March 22, 2012